Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member]	Dec. 31, 2021 USD ($)
Liabilities:
Warrant Liability	$ 3,726,000
Private Placement Warrants [Member]
Liabilities:
Warrant Liability	9,549,874
Public Warrants [Member]
Liabilities:
Warrant Liability	6,756,519
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	0
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	6,756,519
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	0
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	0
Significant Other Observable Inputs (Level 3) [Member]
Liabilities:
Warrant Liability	3,726,000
Significant Other Observable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	9,549,874
Significant Other Observable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	$ 0